FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 3, 2025

Filed Via EDGAR (CIK #0000765485)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: Institutional Fiduciary Trust

  File Nos. 002-96634 and 811-04267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 23, 2025.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST

/s/NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:dm